B.A.D. ETF
Schedule of Investments
August 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Beverages-Wine/Spirits — 13.4%
Brown-Forman Corp. - Class B	4,428	$292,824
Cia Cervecerias Unidas SA - ADR (b)	18,167	267,600
Diageo PLC - ADR (b)	1,705	282,433
MGP Ingredients, Inc.	2,850	341,715
The Duckhorn Portfolio, Inc. (a)	21,105	262,546
		1,447,118
Brewery — 13.6%
Ambev SA - ADR (b)	96,889	268,383
Anheuser-Busch InBev SA/NV - ADR (b)	5,270	299,810
Constellation Brands, Inc. - Class A	1,193	310,848
Molson Coors Beverage Co. - Class B	4,378	277,959
The Boston Beer Co., Inc. - Class A (a)	871	318,290
		1,475,290
Casino Hotels — 9.3%
Boyd Gaming Corp.	2,980	199,273
Las Vegas Sands Corp.	3,561	195,356
Melco Resorts & Entertainment Ltd. - ADR (a)(b)	16,884	189,438
MGM Resorts International	4,921	216,426
Wynn Resorts Ltd.	1,984	201,138
		1,001,631
Casino Services — 6.0%
Caesars Entertainment, Inc. (a)	4,213	232,810
Everi Holdings, Inc. (a)	12,864	186,013
Light & Wonder, Inc. (a)	3,050	233,844
		652,667
Consumer Products-Misc. — 3.2%
Cronos Group, Inc. (b)	171,175	350,909

Gambling (Non-Hotel) — 7.0%
Golden Entertainment, Inc. (a)	4,475	162,935
International Game Technology PLC (b)	6,494	207,938
Monarch Casino & Resort, Inc.	2,930	197,482
Red Rock Resorts, Inc. - Class A	4,192	184,154
		752,509
Internet Gambling— 6.1%
DraftKings, Inc. - Class A (a)	8,015	237,645
Genius Sports Ltd. (a)(b)	34,336	227,991
Sportradar Holding AG - Class A (a)(b)	16,654	191,854
		657,490
Medical-Biomedical/Genetics— 14.9%
Amgen, Inc.	715	183,283
BeiGene, Ltd. - ADR (a)(b)	730	151,512
Biogen, Inc. (a)	519	138,760
BioNTech SE - ADR (a)(b)	1,455	175,953
Genmab A/S - ADR (a)(b)	4,069	155,802
Gilead Sciences, Inc.	2,042	156,172
Moderna, Inc. (a)	1,263	142,807
Regeneron Pharmaceuticals, Inc. (a)	211	174,389
Seagen, Inc. (a)	812	167,329
Vertex Pharmaceuticals, Inc. (a)	477	166,158
		1,612,165
Medical-Drugs — 22.8%
AbbVie, Inc.	1,165	171,208
AstraZeneca PLC - ADR (b)	2,123	143,982
Bristol-Myers Squibb Co.	2,449	150,981
Eli Lilly & Co.	356	197,295
GSK PLC - ADR (b)	4,555	160,017
Johnson & Johnson	989	159,902
Merck & Co., Inc.	1,457	158,784
Novartis AG - ADR (b)	1,569	157,653
Novo Nordisk A/S - ADR (b)	987	183,207
Pfizer, Inc.	4,101	145,093
Sanofi - ADR (b)	3,077	163,635
Takeda Pharmaceutical Co. Ltd. - ADR (b)	9,835	151,459
Tilray Brands, Inc. (a)	174,587	516,778
		2,459,994
Racetracks — 3.4%
Churchill Downs, Inc.	1,453	182,032
Penn Entertainment, Inc. (a)	7,714	182,745
		364,777
TOTAL COMMON STOCKS (Cost $10,860,770)		10,774,550

SHORT-TERM INVESTMENTS — 0.2%
Money Market Fund — 0.2%
First American Government Obligations Fund - Class X, 5.25% (c)	19,963	19,963
TOTAL SHORT-TERM INVESTMENTS (Cost $19,963)		19,963

TOTAL INVESTMENTS (Cost $10,880,733) — 99.9%		10,794,513
Other assets and liabilities, net — 0.1%		9,941
NET ASSETS — 100.0%		10,804,454

Percentages are stated as a percent of net assets

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$10,774,550	$-	$-	$10,774,550
Money Market Fund	19,963	-	-	19,963
Total Investments - Assets	$10,794,513	$-	$-	$10,794,513

* See the Schedule of Investments for industry classifications.